Other Intangible Assets, net - Future Amortization Expenses (Detail) € in Millions	Dec. 31, 2019 EUR (€)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	€ 120.0
2020	120.0
2021	117.0
2022	109.0
2023	102.0
Thereafter	536.4
Amortization expenses	€ 1,104.4